Convertible redeemable preferred shares - rights, preferences and privileges (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 21, 2021	Apr. 14, 2021	Feb. 09, 2021	Dec. 30, 2019	May 30, 2019	Aug. 29, 2018	Jan. 05, 2018	Jun. 15, 2017	Apr. 19, 2016	Oct. 31, 2015	Sep. 11, 2015	May 22, 2015	Nov. 17, 2014	Jun. 30, 2021
Convertible redeemable preferred shares
Number of shares issued upon conversion of preferred stock														502,367,778
Series A1 convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares													18,888,880
Issue Price per Share													$ 0.1250
Net Proceeds from Issuance													$ 2,361
Series A2 convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares												11,111,120
Issue Price per Share												$ 0.2970
Net Proceeds from Issuance												$ 3,300
Series A3 convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares											22,214,240
Issue Price per Share											$ 0.4502
Net Proceeds from Issuance											$ 10,001
Series B1 convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares										15,719,200
Issue Price per Share										$ 0.4988
Net Proceeds from Issuance										$ 7,841
Series B2 convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares									39,113,280
Issue Price per Share									$ 0.5905
Net Proceeds from Issuance									$ 23,096
Series C convertible preferred shares
Convertible redeemable preferred shares
Legally Issued Shares								138,743,200
Issue Price per Share								$ 1.4013
Net Proceeds from Issuance								$ 194,421
Series D1 Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares							23,770,041
Issue Price per Share							$ 2.6900
Net Proceeds from Issuance							$ 63,941
Series E Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares						99,860,054
Issue Price per Share						$ 4.2843
Net Proceeds from Issuance						$ 427,830
Series E1 Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares					25,195,606
Issue Price per Share					$ 4.2843
Net Proceeds from Issuance					$ 107,946
Series F Preferred Shares
Convertible redeemable preferred shares
Legally Issued Shares	9,839,072	6,818,048	54,994,026	36,101,011
Issue Price per Share	$ 5.2733	$ 5.2733	$ 5.2733	$ 5.2733
Net Proceeds from Issuance	$ 51,885	$ 35,954	$ 290,000	$ 190,371